Goodwill and Other Intangible Assets, Net - Changes in carrying amount of goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill Roll Forward
Goodwill beginning balance	¥ 539,490	¥ 600,329
Sales of directly-operated salons, and closure of directly-operated salons	(54,926)	(60,839)
Goodwill ending balance	484,564	539,490	¥ 600,329
Goodwill impairment losses	¥ 0	¥ 0	¥ 0